Leases (Schedule Of Capital Leased Assets) (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013	Mar. 31, 2012
Property, Plant and Equipment [Line Items]
Accumulated depreciation	¥ (49,847)	¥ (57,293)
Total	41,588	42,819
Buildings
Property, Plant and Equipment [Line Items]
Capital leased assets	9,938	8,339
Machinery, vehicles and tools
Property, Plant and Equipment [Line Items]
Capital leased assets	¥ 81,497	¥ 91,773